First Trust Alerian Disruptive Technology Real Estate ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	211 Months Ended	217 Months Ended	220 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Alerian Disruptive Technology Real Estate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.89%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.70%	3.78%	4.25%			3.43%
S&P Global REIT Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.67%	3.92%	3.79%			3.21%
MSCI World REIT Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.37%	3.22%	4.28%			3.25%
MSCI World Real Estate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.47%	2.85%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	12.17%	8.50%	8.01%	7.90%
First Trust Alerian Disruptive Technology Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.86%	0.77%	2.35%			1.99%
Performance Inception Date		Aug. 27, 2007
First Trust Alerian Disruptive Technology Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	(0.42%)	1.07%			0.69%
First Trust Alerian Disruptive Technology Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.65%	0.10%	1.26%			0.93%

[1]	On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.